Transactions with Related Parties and Affiliates (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended			12 Months Ended	24 Months Ended	12 Months Ended	24 Months Ended	12 Months Ended	24 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended	6 Months Ended	0 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2013 Ultra-Handymax Vessels	Dec. 31, 2015 Ultra-Handymax Vessels	Dec. 31, 2013 Panamax Vessels	Dec. 31, 2015 Panamax Vessels	Dec. 31, 2013 Capesize Vessels	Dec. 31, 2015 Capesize Vessels	Dec. 31, 2015 Container vessels	Jun. 30, 2014 Navios Apollon	Jun. 30, 2013 Navios Apollon	Jun. 30, 2014 Navios Apollon	Jun. 30, 2013 Navios Apollon	Jun. 30, 2014 Navios Prosperity	Jun. 30, 2013 Navios Prosperity	Jun. 30, 2014 Navios Prosperity	Jun. 30, 2013 Navios Prosperity	Jun. 30, 2014 Navios Libra	Jun. 30, 2013 Navios Libra	Jun. 30, 2014 Navios Libra	Jun. 30, 2013 Navios Libra	Jun. 30, 2014 Navios Felicity	Jun. 30, 2013 Navios Felicity	Jun. 30, 2014 Navios Felicity	Jun. 30, 2013 Navios Felicity	Jun. 30, 2014 Navios Aldebaran	Jun. 30, 2013 Navios Aldebaran	Jun. 30, 2014 Navios Aldebaran	Jun. 30, 2013 Navios Aldebaran	Jun. 30, 2014 Navios Hope	Jun. 30, 2014 Navios Hope	Jun. 30, 2014 Navios Holdings	Nov. 15, 2012 Navios Holdings	Jun. 30, 2014 Navios Holdings	Jun. 30, 2013 Navios Holdings	Jun. 30, 2014 Navios Holdings	Jun. 30, 2013 Navios Holdings	Jun. 30, 2014 For Drydock and special survey expenses	Jun. 30, 2014 Other payables
Related Party Transaction [Line Items]
Daily management fee						$4.65/day	$4.00/day	$4.55/day	$4.10/day	$5.65/day	$5.10/day
Daily Management Fee Upon Condition												$6.50 daily rate per container vessel effective from the delivery through December 31, 2015.
Total management fees	$ 12,239	$ 8,586	$ 24,244	$ 17,077
General and administrative expenses	2,029	1,448	3,973	3,057																																	1,500	1,050	2,986	2,100
Due to related parties	3,195		3,195		204																																				2,607	588
Time charter revenues	55,178	49,154	112,676	99,435									1,248	1,189	2,396	2,217	1,100	1,098	2,367	2,173	1,105	1,095	2,122	2,228	1,100	628	2,188	628	1,009	315	2,007	315	844	1,452
Common units outstanding	77,359,163		77,359,163		71,034,163																														14,223,763		14,223,763		14,223,763
Common units interest percentage																																			18.00%
Minority Interest Ownership Percentage By Noncontrolling Owners	2.00%		2.00%																																2.00%		2.00%		2.00%
Supplemental credit default insurance maximum cash payment																																				$ 20,000
Profit sharing arrangements															The term of this charter commenced in February 2012 and expires in October 2014, at a daily rate of $12.5 net per day for the first year and $13.5 net per day for the remaining period, plus 50/50 profit sharing based on actual earnings.				The term of this charter commenced in May 2012 and expires in July 2015, at a daily rate of $12 net per day plus profit sharing the first $1.5 in profits above the base rate and thereafter all profits will be split 50% to each party.				The term of this charter commenced in October 2012 and expires in September 2015, at a daily rate of $12 net per day plus 50/50 profit sharing based on actual earnings.				The term of this charter commenced in May 2013 and expires in November 2014, at a daily rate of $12 net per day plus 50/50 profit sharing based on actual earnings.				The term of this charter commenced in June 2013 and expires in August 2014, at a daily rate of $11 net per day plus profit sharing the first $2.5 in profits above the base rate and thereafter all profits will be split 50% to each party.			The term of this charter commenced in July 2013 and expires in December 2014, at a daily rate of $10 net per day.